ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of BACs sold and total equity

The BACs issued and outstanding in each series as of March 31, 2020 and 2019 are as follows:

	Issued		Outstanding
	2020	2019	2020	2019

Series 20	3,866,700	3,866,700	3,828,200	3,828,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,145
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,150,053
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,929,074	3,956,674
Series 27	2,460,700	2,460,700	2,431,350	2,431,350
Series 28	4,000,738	4,000,738	3,979,139	3,979,139
Series 29	3,991,800	3,991,800	3,923,225	3,942,925
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,375,757
Series 32	4,754,198	4,754,198	4,715,798	4,724,298
Series 33	2,636,533	2,636,533	2,606,833	2,621,433
Series 34	3,529,319	3,529,319	3,477,719	3,496,419
Series 35	3,300,463	3,300,463	3,277,913	3,277,913
Series 36	2,106,838	2,106,838	2,083,704	2,083,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,536,200
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,611,356
Series 41	2,891,626	2,891,626	2,867,676	2,872,426
Series 42	2,744,262	2,744,262	2,716,362	2,722,862
Series 43	3,637,987	3,637,987	3,617,987	3,627,487
Series 44	2,701,973	2,701,973	2,687,173	2,689,173
Series 45	4,014,367	4,014,367	3,996,467	4,007,167
Series 46	2,980,998	2,980,998	2,965,635	2,965,635

	83,651,080	83,651,080	82,926,053	83,048,603

Schedule of weighted average number of units used in calculating net loss per beneficial assignee certificate

The weighted average number of units in each series at March 31, 2020 and 2019 are as follows:

	2020	2019

Series 20	3,828,200	3,828,950
Series 21	1,879,500	1,879,500
Series 22	2,550,145	2,550,520
Series 23	3,303,327	3,303,327
Series 24	2,150,053	2,152,078
Series 25	3,016,809	3,016,809
Series 26	3,949,774	3,963,219
Series 27	2,431,350	2,440,762
Series 28	3,979,139	3,982,888
Series 29	3,938,000	3,952,150
Series 30	2,621,200	2,621,200
Series 31	4,375,757	4,381,007
Series 32	4,722,173	4,733,223
Series 33	2,617,783	2,625,258
Series 34	3,491,744	3,506,544
Series 35	3,277,913	3,279,413
Series 36	2,083,704	2,090,454
Series 37	2,489,100	2,489,100
Series 38	2,536,200	2,538,075
Series 39	2,288,351	2,288,351
Series 40	2,611,356	2,619,156
Series 41	2,871,239	2,874,301
Series 42	2,721,237	2,729,912
Series 43	3,625,112	3,628,987
Series 44	2,688,673	2,692,773
Series 45	4,004,492	4,007,917
Series 46	2,965,635	2,967,885

	83,017,966	83,143,759